CONSOLIDATED STATEMENT OF INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit (loss) [Line Items]
NET REVENUE	R$ 39,820	R$ 36,850	R$ 34,463
COSTS
Cost of energy and gas	(21,978)	(19,822)	(20,020)
Infrastructure construction cost	(5,002)	(4,072)	(3,536)
Costs of operation	(4,684)	(4,572)	(4,095)
TOTAL COST	(31,664)	(28,466)	(27,651)
GROSS PROFIT	8,156	8,384	6,812
EXPENSES
Selling expenses	(175)	(175)	(109)
General and administrative expenses	(820)	(707)	(789)
Other expenses	(701)	(1,031)	(1,128)
Other revenues	3,195	327	57
Total expenses	1,499	(1,586)	(1,969)
Share of profit of equity-accounted investees and joint ventures, net of taxes	224	432	843
Income before finance income (expenses) and taxes	9,879	7,230	5,686
Finance income	1,430	1,272	1,500
Finance expenses	(1,951)	(1,651)	(3,066)
Net finance expenses	(521)	(379)	(1,566)
Income before income tax and social contribution tax	9,358	6,851	4,120
Current income tax and social contribution tax	(1,495)	(943)	(950)
Deferred income tax and social contribution tax	(744)	(141)	924
Income tax expense	(2,239)	(1,084)	(26)
NET INCOME FOR THE YEAR	7,119	5,767	4,094
Total of net income for the year attributed to:
Equity holders of the parent	7,117	5,764	4,092
Non-controlling interests	2	3	2
NET INCOME FOR THE YEAR	R$ 7,119	R$ 5,767	R$ 4,094
Preferred shares [member]
Total of net income for the year attributed to:
Basic earnings (loss) per share	R$ 2.49	R$ 2.01	R$ 1.86
Diluted earnings (loss) per share	2.49	2.02	1.43
Common shares [member]
Total of net income for the year attributed to:
Basic earnings (loss) per share		2.01	1.86
Diluted earnings (loss) per share	R$ 2.49	R$ 2.02	R$ 1.43